OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
OTHER PAYABLES [Text Block]
18. OTHER PAYABLES

The other payables primarily consist of Escrow Funds Payables. This is the cash held in escrow by the Company's brokers and agents on behalf of real estate buyers. The Company recognizes a corresponding customer deposit liability until the funds are released.

	December 31, 2021	December 31, 2020
Escrow Funds Payables	3,264	-
Other Payables	91	64
Total Other Payables	3,351	64